Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (note 5)	$ 24,276	$ 14,933
Short-term investments (note 5)	92,608	33,973
Trade and other receivables	313	154
Research tax credits receivable	1,346	655
Prepaid expenses and other assets	3,882	1,149
Total current assets	122,425	50,864
Non-current assets:
Right of use asset (notes 4 and 6)	265
Other assets	139	77
In-process research and development asset (note 7)	2,359	2,359
Total non-current assets	2,763	2,436
Total Assets	125,188	53,300
Current liabilities:
Trade and other payables (note 8)	9,671	2,716
Lease liability (notes 4 and 6)	217
Total current liabilities	9,888	2,716
Non-current liabilities:
Lease liability (notes 4 and 6)	27
Total non-current liabilities	27
Total Liabilities	9,915	2,716
Shareholders' equity:
Share capital (note 9 (a))	609,156	502,706
Other equity (notes 9 (b) (i) and (ii))	28,659	27,101
Deficit	(522,542)	(479,223)
Total Shareholders' Equity	115,273	50,584
Commitments and contingencies (note 16)
Total Liabilities and Shareholders' Equity	$ 125,188	$ 53,300